Annual Total Returns (Vanguard Dividend Appreciation Index Fund - Admiral Shares Participant:) (Vanguard Dividend Appreciation Index Fund, Vanguard Dividend Appreciation Index Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Admiral Shares
Annual Total Return
2014	10.04%